FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PP&E
PP&E	R$ 27,965,837	R$ 26,812,925	R$ 29,546,645	R$ 31,105,548
Accelerated depreciation
PP&E
PP&E	(26,214,819)	(25,078,456)
Generation
PP&E
PP&E	25,430,358	24,065,771	26,748,577	28,309,979
Generation | Accelerated depreciation
PP&E
PP&E	R$ (24,120,639)	R$ (23,064,664)
Hydro
PP&E
Average rate of depreciation	2.48%	2.53%
Hydro | Accelerated depreciation
PP&E
PP&E	R$ (16,938,117)	R$ (15,920,174)
Nuclear
PP&E
Average rate of depreciation	3.93%	3.93%
Nuclear | Accelerated depreciation
PP&E
PP&E	R$ (4,842,938)	R$ (4,439,098)
Thermal
PP&E
Average rate of depreciation	3.26%	4.03%
Thermal | Accelerated depreciation
PP&E
PP&E	R$ (2,166,751)	R$ (2,542,610)
Wind
PP&E
Average rate of depreciation	6.99%	6.89%
Wind | Accelerated depreciation
PP&E
PP&E	R$ (164,395)	R$ (161,681)
Marketing
PP&E
Average rate of depreciation	2.92%	3.15%
Marketing | Accelerated depreciation
PP&E
PP&E	R$ (8,438)	R$ (1,101)
Distribution
PP&E
Average rate of depreciation	3.00%	3.00%
PP&E	R$ 841,426	R$ 899,124	956,821	1,014,518
Distribution | Accelerated depreciation
PP&E
PP&E	R$ (557,042)	R$ (499,344)	(441,647)	(383,950)
Administration / Management
PP&E
Average rate of depreciation	6.31%	6.00%
PP&E	R$ 1,697,310	R$ 1,848,030	1,774,081	R$ 1,781,051
Administration / Management | Accelerated depreciation
PP&E
PP&E	R$ (1,537,139)	R$ (1,514,448)	R$ (1,445,137)